Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing Operations
Revenue	$ 373,473	$ 364,012	$ 365,704
Cost of sales and services (excluding depreciation)	(256,036)	(259,515)	(267,136)
Depreciation	(31,141)	(29,809)	(30,102)
Gross profit	86,296	74,688	68,466
Selling, general and administrative expenses	(35,854)	(34,031)	(56,292)
Write back of assets and investments			28,758
Other expenses	(582)	(613)	(51)
Other income	6,114	2,147	1,410
Financing expenses	(29,946)	(30,382)	(70,166)
Financing income	17,679	28,592	2,904
Financing expenses, net	(12,267)	(1,790)	(67,262)
Gain on third party investment in Qoros		504,049
Fair value loss on put option	(18,957)	(39,788)
Recovery of financial guarantee	11,144	62,563
Share in losses of associated companies, net of tax	(41,430)	(105,257)	(110,665)
(Loss)/profit before income taxes	(5,536)	461,968	(135,636)
Income taxes	(16,675)	(11,499)	(72,809)
(Loss)/profit for the year from continuing operations	(22,211)	450,469	(208,445)
Profit/(loss) for the year from discontinued operations
-Recovery of retained claims, net	25,666	4,530
-Other	(1,013)	(10,161)	476,565
Profit/(loss) for the year from discontinued operations	24,653	(5,631)	476,565
Profit for the year	2,442	444,838	268,120
Attributable to:
Kenon's shareholders	(13,359)	434,213	236,590
Non-controlling interests	15,801	10,625	31,530
Profit for the year	$ 2,442	$ 444,838	$ 268,120
Basic/diluted profit per share attributable to Kenon's shareholders (in dollars):
Basic/diluted (loss)/profit per share	$ (0.25)	$ 8.07	$ 4.40
Basic/diluted (loss)/profit per share from continuing operations	(0.71)	8.17	(4.00)
Basic/diluted profit/(loss) per share from discontinued operations	$ 0.46	$ (0.10)	$ 8.40